Segment Reporting	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 – SEGMENT REPORTING

The Company follows FASB ASC Topic 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decisions about allocating resources to segments and evaluating their performance. Reportable operating segments include components of an entity about which separate financial information is available and which operating results are regularly reviewed by the chief operating decision maker (“CODM”), our CEO Mr. Huisen Wang, to make decisions about resources to be allocated to the segment and assess each operating segment’s performance.

The Company derives its revenues from two sources: (1) revenue from sales of steel piping products, (2) revenue from production service.

As the CODM assesses performance for the Company and determines how to allocate resources based on consolidated net income (loss) as reported in the consolidated statements of operations and comprehensive income (loss), the Company considers itself to have a single operating segment and, therefore, only one reportable segment.

The CODM’s resource allocation decisions typically affect the overall business rather than any individual product/service line. As a result, the Company does not allocate shared operating expenses to specific service lines for management reporting, and decisions are made based on consolidated financial results. This is supported by the fact that the Company’s financial systems are not designed to budget, track transactions, or allocate shared costs for reporting operating margins at the product/service line level or any other detailed level. The Company believes that presenting financial information as a single operating segment aligns with how management organizes and makes decisions about the business.

The following table includes the significant expense categories and amounts that are regularly provided to the CODM:

	For the Six Months Ended March 31,
	2026	2025
Revenues	$24,538,488	$29,378,727
Cost of sales	(21,649,978)	(25,296,467)
Gross profit	2,888,510	4,082,260
Selling expense	1,237,886	1,328,196
General and administrative expense	2,225,965	2,336,235
Research and development expense	819,039	1,067,887
Foreign currency transaction losses (gains)	190,479	(235,965)
(Loss) from operations	(1,584,859)	(414,093)
Other income (expenses), net	277,595	479,623
(Loss)/Income before income taxes	(1,307,264)	65,530
Income tax benefit/(provision)	201,535	85,255
Net (loss) income	$(1,105,729)	$150,785

The following table disaggregates the revenue for the six-month period ended March 31, 2026 and 2025:

Revenue by product/service line

	For the Six Months Ended March 31,
	2026	2025
Revenue
Sales	$24,074,877	$29,073,339
Production service revenue	463,611	305,388
Total revenue	$24,538,488	$29,378,727

Revenue by geographical areas

The following table presents revenues by geographic areas for the six months ended March 31, 2026:

	March 31, 2026
	Sales Amount (In USD)	As % of Sales
Top 5 geographic areas:
China	$22,586,603	92.05%
USA	1,407,618	5.74%
South Korea	198,260	0.81%
The United Mexican States	173,006	0.71%
Algeria	93,079	0.38%
Other foreign countries	79,922	0.31%

The following table presents revenues by geographic areas for the six months ended March 31, 2025.

	March 31, 2025
	Sales Amount (In USD)	As % of Sales
Top 5 geographic areas:
China	$21,758,925	74.06%
USA	5,903,553	20.09%
India	727,821	2.48%
Singapore	324,146	1.10%
Australia	308,046	1.05%
Other foreign countries	356,236	1.21%